10. COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Tables
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2010	9,292,800	2.09
Granted	575,000	2.77
Exercised	(427,147)	1.66
Cancelled	(157,153)	1.32
Forfeited	(148,000)	2.31
Balance at December 31, 2011	9,135,500	2.16
Granted	1,782,000	1.25
Expired	(50,000)	1.77
Forfeited	(477,500)	1.99
Balance at March 31, 2012	10,390,000	2.02
Granted	100,000	0.73
Expired	(1,127,500)	2.17
Forfeited	(127,000)	2.28
Balance at June 30, 2012	9,235,500	1.98
Forfeited	(12,500)	1.25
Balance at September 30, 2012	9,223,000	1.98

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,292,500	2.00	-	April 3, 2013	1,292,500	-
12,500	1.55	-	May 21, 2013	12,500	-
37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
50,000	1.27	-	January 18, 2014	37,500	-
100,000	0.73	-	June 18, 2017	50,000	-
9,223,000		$-		9,160,500	$-

	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	Cumulative to September 30, 2012
Exploration	$640	$61,426	$267,452	$108,847	$4,074,853
General and administration	9,595	131,538	933,270	767,163	18,671,751
	$10,235	$192,964	$1,200,722	$876,010	$22,746,604